TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Trade Receivables, Net
	December 31,
	2019	2018
	U.S. Dollars in thousands
Open accounts:
In NIS	$8,357	$6,780
In USD	14,920	20,814
	$23,277	$27,594
Checks receivable	-	80

	$23,277	$27,674
Less allowance for doubtful accounts(1)	(67)	-

Total Trade receivables, net	$23,210	$27,674

(1)	Allowance for doubtful accounts:

December 31, 2018	-
Provision for the year	(67)
December 31, 2019	(67)

(1)	$67 thousands of the over 121 days balance is provided for as allowance for doubtful accounts.

Schedule of Analysis of Past Due but Not Impaired Trade Receivables

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days		Total
December 31, 2019	$22,617	$469	$25	$33	$65	$68	(1)	$23,277
December 31, 2018	$27,215	$337	$15	$15	$6	$6		$27,594

(1)	$67 thousands of the over 121 days balance is provided for as allowance for doubtful accounts.